Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Balances and transactions with related parties
Summary of balances and transactions with related parties

	For the year ended
	December 31, 2023		As of December 31, 2023
		Purchases/	Amounts	Amounts
	Sales to/	expenses	owed by	owed to
	income from	from related	related	related
	related parties	parties	parties	parties
Associates	111	—	537	(39)
Key management personnel	—	(467)	—	(328)
Other related parties	22	(54)	—	(48)

	For the year ended
	December 31, 2022		As of December 31, 2022
		Purchases/	Amounts	Amounts
	Sales to/	expenses	owed by	owed to
	income from	from related	related	related
	related parties	parties	parties	parties
Associates	3	—	—	(3)
Key management personnel	—	(429)	—	(244)
Other related parties	7	(71)	101	(11)